UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2011

1.805755.107

AIG-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 60.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.3%
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	23,272	$ 1,368
Hotels, Restaurants & Leisure - 1.8%
Arcos Dorados Holdings, Inc.	71,293	1,563
Betfair Group PLC	93,305	1,134
McDonald's Corp.	58,862	5,622
Starbucks Corp.	119,351	5,189
Yum! Brands, Inc.	93,932	5,264
		18,772
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)	4,223	2,052
Media - 1.8%
Comcast Corp. Class A	75,030	1,701
DIRECTV (a)	143,691	6,785
Legend Pictures LLC (a)(n)(o)	415	311
The Walt Disney Co.	151,558	5,433
Time Warner, Inc.	104,432	3,636
		17,866
Multiline Retail - 0.7%
Dollar General Corp. (a)	113,283	4,596
Kohl's Corp.	41,900	2,254
		6,850
Specialty Retail - 1.3%
Abercrombie & Fitch Co. Class A	68,589	3,286
Limited Brands, Inc.	61,637	2,609
Lowe's Companies, Inc.	86,225	2,070
Sally Beauty Holdings, Inc. (a)	20,200	406
TJX Companies, Inc.	77,978	4,811
		13,182
Textiles, Apparel & Luxury Goods - 0.4%
Under Armour, Inc. Class A (sub. vtg.) (a)	21,473	1,746
VF Corp.	17,764	2,464
		4,210
TOTAL CONSUMER DISCRETIONARY		64,300
CONSUMER STAPLES - 6.9%
Beverages - 2.9%
Anheuser-Busch InBev SA NV	37,526	2,244
Carlsberg A/S Series B	2,479	182
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Bottling Co. CONSOLIDATED	6,239	$ 349
Coca-Cola FEMSA SAB de CV sponsored ADR	3,862	351
Coca-Cola Icecek A/S	24,062	282
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	10,570	363
Constellation Brands, Inc. Class A (sub. vtg.) (a)	121,320	2,362
Diageo PLC sponsored ADR	28,363	2,428
Embotelladora Andina SA sponsored ADR	13,142	357
Molson Coors Brewing Co. Class B	57,487	2,333
PepsiCo, Inc.	45,905	2,938
Pernod Ricard SA	19,596	1,844
Remy Cointreau SA	17,790	1,483
The Coca-Cola Co.	173,509	11,665
		29,181
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	154,223	5,990
Drogasil SA	28,500	199
Walgreen Co.	50,168	1,692
		7,881
Food Products - 0.5%
Bunge Ltd.	20,183	1,261
Danone	4,296	283
First Resources Ltd.	121,000	145
Green Mountain Coffee Roasters, Inc. (a)	7,611	399
Nestle SA	17,950	1,005
Orion Corp.	327	177
Pilgrims Pride Corp. (a)	33,502	192
Unilever NV (NY Reg.)	47,461	1,619
Viterra, Inc.	17,400	178
		5,259
Household Products - 1.5%
Colgate-Palmolive Co.	8,705	797
Procter & Gamble Co.	220,206	14,219
Spectrum Brands Holdings, Inc. (a)	12,706	356
		15,372
Personal Products - 0.3%
Amoreg	654	151
Avon Products, Inc.	32,468	552
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
L'Oreal SA	19,000	$ 2,051
Nu Skin Enterprises, Inc. Class A	6,000	286
		3,040
Tobacco - 0.9%
British American Tobacco PLC sponsored ADR	97,154	9,050
Japan Tobacco, Inc.	36	173
Souza Cruz Industria Comerico	28,050	356
		9,579
TOTAL CONSUMER STAPLES		70,312
ENERGY - 7.4%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	73,260	4,001
C&J Energy Services, Inc.	20,100	395
Discovery Offshore S.A. (a)(f)	50,600	78
Ensco International Ltd. ADR	36,466	1,895
Halliburton Co.	134,692	4,957
National Oilwell Varco, Inc.	38,590	2,767
Noble Corp.	65,275	2,254
Ocean Rig UDW, Inc.:
(Norway)	2,400	34
(United States)	39,344	491
Oceaneering International, Inc.	21,977	1,045
Schlumberger Ltd.	30,616	2,306
Transocean Ltd. (United States)	17,764	761
Vantage Drilling Co. (a)	232,300	279
		21,263
Oil, Gas & Consumable Fuels - 5.3%
Alpha Natural Resources, Inc. (a)	65,659	1,576
Anadarko Petroleum Corp.	50,114	4,073
Apache Corp.	47,943	4,767
BP PLC sponsored ADR	49,378	2,150
Canadian Natural Resources Ltd.	38,700	1,454
CVR Energy, Inc. (a)	21,031	383
EV Energy Partners LP	2,600	177
Exxon Mobil Corp.	111,934	9,004
Falkland Oil & Gas Ltd. (a)	1,115	1
HollyFrontier Corp.	110,422	2,567
InterOil Corp. (a)(e)	20,010	1,094
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp.	95,300	$ 2,665
Marathon Petroleum Corp.	74,638	2,492
Niko Resources Ltd.	17,978	913
Occidental Petroleum Corp.	33,186	3,282
Petrobank Energy & Resources Ltd. (a)	31,113	281
Petrominerales Ltd.	21,000	418
Resolute Energy Corp. (a)	42,703	579
Royal Dutch Shell PLC:
Class A sponsored ADR	5,537	388
Class B sponsored ADR	144,712	10,447
Suncor Energy, Inc.	39,090	1,177
Talisman Energy, Inc.	101,100	1,384
Western Refining, Inc. (a)(e)	38,930	463
Williams Companies, Inc.	85,700	2,766
		54,501
TOTAL ENERGY		75,764
FINANCIALS - 8.4%
Capital Markets - 0.9%
Ameriprise Financial, Inc.	36,200	1,662
E*TRADE Financial Corp. (a)	31,700	291
Evercore Partners, Inc. Class A	13,500	374
ICAP PLC	46,800	261
Invesco Ltd.	58,062	1,176
Morgan Stanley	12,782	189
State Street Corp.	109,622	4,347
TD Ameritrade Holding Corp.	81,900	1,334
		9,634
Commercial Banks - 1.5%
CIT Group, Inc. (a)	13,064	442
Comerica, Inc.	52,894	1,334
FirstMerit Corp.	45,556	666
Huntington Bancshares, Inc.	202,152	1,061
Regions Financial Corp.	112,300	462
SunTrust Banks, Inc.	134,328	2,435
Synovus Financial Corp. (e)	248,405	370
U.S. Bancorp	313,208	8,118
Wells Fargo & Co.	17,650	456
		15,344
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.0%
Capital One Financial Corp.	155,528	$ 6,946
Credit Saison Co. Ltd.	21,000	385
Green Dot Corp. Class A (a)(e)	12,035	402
SLM Corp.	157,612	2,030
		9,763
Diversified Financial Services - 1.5%
African Bank Investments Ltd.	116,600	501
Citigroup, Inc.	214,599	5,897
CME Group, Inc.	1,988	496
JPMorgan Chase & Co.	253,510	7,851
NBH Holdings Corp. Class A (a)(f)	28,500	456
		15,201
Insurance - 2.4%
ACE Ltd.	41,024	2,852
Amlin PLC	130,775	688
Aon Corp.	29,134	1,339
Berkshire Hathaway, Inc.:
Class A (a)	11	1,304
Class B (a)	126,939	9,998
Fairfax Financial Holdings Ltd. (sub. vtg.)	6,200	2,535
MetLife, Inc.	173,681	5,467
Validus Holdings Ltd.	25,879	779
		24,962
Real Estate Investment Trusts - 0.8%
American Capital Agency Corp.	43,800	1,257
Camden Property Trust (SBI)	11,188	646
Equity Lifestyle Properties, Inc.	9,800	606
Japan Retail Fund Investment Corp.	262	401
Prologis, Inc.	43,522	1,211
Public Storage	22,130	2,919
The Macerich Co.	27,270	1,366
		8,406
Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	28,300	287
PT Lippo Karawaci Tbk	5,927,625	421
		708
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	135,219	$ 1,781
Washington Mutual, Inc. (a)(o)	130,000	8
		1,789
TOTAL FINANCIALS		85,807
HEALTH CARE - 7.0%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (a)	11,230	771
Amgen, Inc.	112,927	6,540
AVEO Pharmaceuticals, Inc. (a)	23,881	404
Biogen Idec, Inc. (a)	32,326	3,716
BioMarin Pharmaceutical, Inc. (a)	32,505	1,125
Gilead Sciences, Inc. (a)	89,198	3,555
Medivir AB (B Shares) (a)	778	7
ONYX Pharmaceuticals, Inc. (a)	19,121	843
		16,961
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	74,934	3,871
Boston Scientific Corp. (a)	189,227	1,116
Covidien PLC	95,807	4,364
Edwards Lifesciences Corp. (a)	32,048	2,116
Mako Surgical Corp. (a)	37,286	1,074
Quidel Corp. (a)	56,770	1,030
The Cooper Companies, Inc.	10,816	663
Wright Medical Group, Inc. (a)	21,800	320
Zimmer Holdings, Inc. (a)	18,400	930
		15,484
Health Care Providers & Services - 1.4%
CIGNA Corp.	33,566	1,485
Henry Schein, Inc. (a)	32,900	2,117
McKesson Corp.	33,308	2,708
Medco Health Solutions, Inc. (a)	23,317	1,321
Omnicare, Inc.	34,600	1,128
UnitedHealth Group, Inc.	122,151	5,957
		14,716
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. (a)	38,911	1,459
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 2.3%
Abbott Laboratories	9,800	$ 535
Allergan, Inc.	15,232	1,275
Bristol-Myers Squibb Co.	20,973	686
Eli Lilly & Co.	9,800	371
GlaxoSmithKline PLC sponsored ADR	61,700	2,744
Merck & Co., Inc.	99,868	3,570
Optimer Pharmaceuticals, Inc. (a)	14,300	165
Pfizer, Inc.	335,417	6,732
Sanofi-aventis sponsored ADR	69,000	2,416
Shire PLC sponsored ADR	29,633	3,002
Valeant Pharmaceuticals International, Inc. (Canada)	32,440	1,501
		22,997
TOTAL HEALTH CARE		71,617
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.2%
Honeywell International, Inc.	75,176	4,071
MTU Aero Engines Holdings AG	10,774	688
Precision Castparts Corp.	24,535	4,042
Textron, Inc.	106,312	2,066
The Boeing Co.	73,183	5,027
United Technologies Corp.	88,346	6,767
		22,661
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	24,745	1,695
Building Products - 0.3%
Armstrong World Industries, Inc.	23,813	945
Owens Corning (a)	61,288	1,759
		2,704
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	36,144	992
Stericycle, Inc. (a)	15,878	1,286
Swisher Hygiene, Inc.	6,400	25
		2,303
Construction & Engineering - 0.2%
Fluor Corp.	25,500	1,398
Foster Wheeler AG (a)	36,109	670
		2,068
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.4%
Emerson Electric Co.	53,818	$ 2,812
Regal-Beloit Corp.	33,965	1,789
		4,601
Industrial Conglomerates - 0.9%
Danaher Corp.	68,465	3,312
General Electric Co.	275,920	4,390
Tyco International Ltd.	42,142	2,021
		9,723
Machinery - 1.3%
Caterpillar, Inc.	49,933	4,887
Cummins, Inc.	46,515	4,481
Fanuc Corp.	6,100	1,002
Fiat Industrial SpA (a)	47,400	421
Joy Global, Inc.	9,600	876
Parker Hannifin Corp.	20,134	1,667
		13,334
Professional Services - 0.1%
CoStar Group, Inc. (a)	10,686	711
Road & Rail - 0.8%
CSX Corp.	144,016	3,127
Union Pacific Corp.	47,368	4,898
		8,025
TOTAL INDUSTRIALS		67,825
INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.9%
Brocade Communications Systems, Inc. (a)	6,600	36
Ciena Corp. (a)	56,800	688
Juniper Networks, Inc. (a)	123,744	2,810
Meru Networks, Inc. (a)	9,366	44
Nokia Corp. sponsored ADR (e)	81,140	470
Polycom, Inc. (a)	16,900	286
QUALCOMM, Inc.	251,093	13,760
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	112,400	1,195
ZTE Corp. (H Shares)	134,800	412
		19,701
Computers & Peripherals - 3.4%
Apple, Inc. (a)	74,915	28,624
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
SanDisk Corp. (a)	106,608	$ 5,257
Toshiba Corp.	184,000	851
		34,732
Electronic Equipment & Components - 0.1%
Arrow Electronics, Inc. (a)	17,890	654
Internet Software & Services - 1.0%
Angie's List, Inc.	3,041	35
Baidu.com, Inc. sponsored ADR (a)	5,542	726
Dice Holdings, Inc. (a)	49,870	387
eBay, Inc. (a)	528	16
Google, Inc. Class A (a)	12,439	7,456
Mail.ru Group Ltd.:
GDR (a)(f)	16,400	505
GDR (Reg. S)	3,200	99
VeriSign, Inc.	38,243	1,284
		10,508
IT Services - 0.5%
Accenture PLC Class A	87,263	5,055
Semiconductors & Semiconductor Equipment - 1.9%
Altera Corp.	55,100	2,076
Analog Devices, Inc.	150,806	5,257
ARM Holdings PLC sponsored ADR	7,986	226
ASAT Holdings Ltd. (a)	6,352	0
ASML Holding NV	14,339	567
Avago Technologies Ltd.	45,248	1,354
International Rectifier Corp. (a)	42,725	899
Intersil Corp. Class A	71,243	757
KLA-Tencor Corp.	27,726	1,278
Lam Research Corp. (a)	36,971	1,507
Marvell Technology Group Ltd. (a)	35,821	506
Micron Technology, Inc. (a)	419,569	2,513
NXP Semiconductors NV (a)	61,417	1,038
RF Micro Devices, Inc. (a)	187,067	1,165
		19,143
Software - 3.1%
Ariba, Inc. (a)	46,732	1,418
Check Point Software Technologies Ltd. (a)	56,516	3,128
Citrix Systems, Inc. (a)	61,440	4,386
Electronic Arts, Inc. (a)	55,287	1,282
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	54,745	$ 2,915
Microsoft Corp.	375,283	9,600
Nuance Communications, Inc. (a)	25,055	616
Oracle Corp.	271,166	8,501
		31,846
TOTAL INFORMATION TECHNOLOGY		121,639
MATERIALS - 2.0%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	26,409	2,212
E.I. du Pont de Nemours & Co.	96,645	4,612
Ecolab, Inc.	46,606	2,657
Sherwin-Williams Co.	22,599	1,962
		11,443
Containers & Packaging - 0.2%
Ball Corp.	28,692	1,007
Rock-Tenn Co. Class A	24,720	1,440
		2,447
Metals & Mining - 0.7%
First Quantum Minerals Ltd.	85,650	1,730
Goldcorp, Inc.	27,009	1,455
Ivanhoe Mines Ltd. (a)	43,337	935
Newmont Mining Corp.	20,559	1,416
Nucor Corp.	33,311	1,313
		6,849
TOTAL MATERIALS		20,739
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	22,758	660
CenturyLink, Inc.	165,239	6,200
Verizon Communications, Inc.	117,221	4,423
		11,283
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A	103,392	6,100
Mobile TeleSystems OJSC sponsored ADR	13,900	240
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	15,100	$ 347
TIM Participacoes SA sponsored ADR	5,900	140
		6,827
TOTAL TELECOMMUNICATION SERVICES		18,110
UTILITIES - 2.3%
Electric Utilities - 1.6%
Duke Energy Corp.	141,748	2,955
Edison International	76,310	3,000
Exelon Corp.	63,128	2,797
FirstEnergy Corp.	75,584	3,361
NextEra Energy, Inc.	57,333	3,179
Progress Energy, Inc.	22,736	1,236
		16,528
Gas Utilities - 0.0%
ONEOK, Inc.	1,737	144
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	70,591	2,835
NRG Energy, Inc. (a)	8,336	164
The AES Corp. (a)	123,855	1,496
		4,495
Multi-Utilities - 0.2%
Sempra Energy	41,050	2,183
TOTAL UTILITIES		23,350
TOTAL COMMON STOCKS (Cost $585,866)		619,463
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)(Cost $6)	173	0
Nonconvertible Bonds - 8.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.7%
Media - 0.7%
AOL Time Warner, Inc. 7.625% 4/15/31	$ 500	$ 614
Comcast Corp.:
4.95% 6/15/16	15	17
5.15% 3/1/20	14	16
5.7% 5/15/18	515	584
6.4% 3/1/40	487	560
6.45% 3/15/37	238	270
Discovery Communications LLC:
3.7% 6/1/15	260	272
6.35% 6/1/40	236	272
NBCUniversal Media LLC:
3.65% 4/30/15	137	144
5.15% 4/30/20	431	466
6.4% 4/30/40	309	354
News America Holdings, Inc. 7.75% 12/1/45	526	608
News America, Inc.:
6.15% 3/1/37	235	246
6.15% 2/15/41	218	233
Time Warner Cable, Inc.:
5.4% 7/2/12	19	19
5.85% 5/1/17	363	409
6.2% 7/1/13	18	19
6.75% 7/1/18	439	510
Time Warner, Inc.:
3.15% 7/15/15	9	9
5.375% 10/15/41	98	98
5.875% 11/15/16	12	14
6.5% 11/15/36	232	260
Viacom, Inc.:
3.5% 4/1/17	583	597
6.75% 10/5/37	105	122
		6,713
Specialty Retail - 0.0%
Lowe's Companies, Inc. 3.8% 11/15/21	243	243
Staples, Inc. 7.375% 10/1/12	18	19
		262
TOTAL CONSUMER DISCRETIONARY		6,975
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	$ 4	$ 4
5.375% 11/15/14	358	399
FBG Finance Ltd. 5.125% 6/15/15 (f)	23	25
Fortune Brands, Inc.:
5.375% 1/15/16	4	4
5.875% 1/15/36	226	225
6.375% 6/15/14	369	404
		1,061
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	387	429
6.125% 2/1/18	416	480
6.5% 8/11/17	375	440
		1,349
Tobacco - 0.2%
Altria Group, Inc.:
8.5% 11/10/13	11	12
9.7% 11/10/18	962	1,259
Philip Morris International, Inc. 4.875% 5/16/13	291	308
Reynolds American, Inc.:
6.75% 6/15/17	23	26
7.25% 6/15/37	409	456
		2,061
TOTAL CONSUMER STAPLES		4,471
ENERGY - 1.3%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (f)	364	376
5.35% 3/15/20 (f)	327	350
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	371	380
5% 10/1/21	146	145
6.5% 4/1/20	24	26
Noble Holding International Ltd. 3.45% 8/1/15	20	21
Transocean, Inc.:
5.05% 12/15/16	238	238
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc.: - continued
6.375% 12/15/21	$ 315	$ 315
7.35% 12/15/41	60	60
Weatherford International Ltd.:
4.95% 10/15/13	14	15
5.15% 3/15/13	18	19
		1,945
Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	16	18
6.375% 9/15/17	673	771
Canadian Natural Resources Ltd.:
5.15% 2/1/13	36	38
5.7% 5/15/17	9	10
Duke Energy Field Services:
5.375% 10/15/15 (f)	10	11
6.45% 11/3/36 (f)	375	426
El Paso Natural Gas Co. 5.95% 4/15/17	7	8
Enbridge Energy Partners LP 4.2% 9/15/21	438	446
EnCana Holdings Finance Corp. 5.8% 5/1/14	23	25
Enterprise Products Operating LP 5.6% 10/15/14	16	18
EQT Corp. 4.875% 11/15/21	160	158
Gulf South Pipeline Co. LP 5.75% 8/15/12 (f)	31	32
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)	7	8
Marathon Petroleum Corp. 5.125% 3/1/21	215	219
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)	357	383
Motiva Enterprises LLC:
5.75% 1/15/20 (f)	156	179
6.85% 1/15/40 (f)	223	281
Nakilat, Inc. 6.067% 12/31/33 (f)	279	303
Nexen, Inc.:
5.2% 3/10/15	7	8
5.875% 3/10/35	355	342
6.2% 7/30/19	19	22
6.4% 5/15/37	97	99
NGPL PipeCo LLC 6.514% 12/15/12 (f)	273	276
Pemex Project Funding Master Trust 0.9294% 12/3/12 (f)(k)	200	199
Petro-Canada:
6.05% 5/15/18	150	176
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada: - continued
6.8% 5/15/38	$ 395	$ 472
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	354	359
5.75% 1/20/20	606	629
7.875% 3/15/19	399	467
Petroleos Mexicanos:
5.5% 1/21/21	369	392
6% 3/5/20	21	23
6.5% 6/2/41 (f)	460	496
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	202	213
4.25% 9/1/12	16	16
5% 2/1/21	173	183
6.125% 1/15/17	205	230
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (f)	250	255
5.5% 9/30/14 (f)	250	269
6.332% 9/30/27 (f)	380	404
6.75% 9/30/19 (f)	250	299
Rockies Express Pipeline LLC 6.25% 7/15/13 (f)	22	23
Schlumberger Investment SA 3.3% 9/14/21 (f)	244	246
Spectra Energy Capital, LLC 5.65% 3/1/20	10	11
Spectra Energy Partners, LP:
2.95% 6/15/16	69	70
4.6% 6/15/21	90	92
Suncor Energy, Inc. 6.1% 6/1/18	395	462
Texas Eastern Transmission LP 6% 9/15/17 (f)	326	384
Western Gas Partners LP 5.375% 6/1/21	393	395
XTO Energy, Inc. 4.9% 2/1/14	9	10
		10,856
TOTAL ENERGY		12,801
FINANCIALS - 3.6%
Capital Markets - 0.5%
Bear Stearns Companies, Inc. 5.3% 10/30/15	17	18
BlackRock, Inc. 4.25% 5/24/21	165	168
Goldman Sachs Group, Inc.:
3.7% 8/1/15	350	338
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.25% 7/27/21	$ 156	$ 144
5.625% 1/15/17	500	485
5.95% 1/18/18	32	32
6% 6/15/20	600	585
6.15% 4/1/18	36	36
6.75% 10/1/37	187	166
JPMorgan Chase Capital XX 6.55% 9/29/36	235	234
JPMorgan Chase Capital XXV 6.8% 10/1/37	1,000	996
Lazard Group LLC:
6.85% 6/15/17	31	32
7.125% 5/15/15	11	12
Merrill Lynch & Co., Inc.:
5.45% 2/5/13	160	160
6.11% 1/29/37	128	99
6.4% 8/28/17	61	58
Morgan Stanley:
4.75% 4/1/14	335	322
5.5% 7/28/21	1,173	1,023
6.625% 4/1/18	600	564
		5,472
Commercial Banks - 0.6%
Bank of America NA 5.3% 3/15/17	800	702
Credit Suisse New York Branch 6% 2/15/18	632	612
Discover Bank 8.7% 11/18/19	445	497
Fifth Third Bancorp:
3.625% 1/25/16	206	206
8.25% 3/1/38	94	113
Fifth Third Bank 4.75% 2/1/15	250	258
Fifth Third Capital Trust IV 6.5% 4/15/67 (k)	233	225
HBOS PLC 6.75% 5/21/18 (f)	180	144
Huntington Bancshares, Inc. 7% 12/15/20	97	107
JPMorgan Chase Bank 6% 10/1/17	250	267
KeyBank NA:
5.45% 3/3/16	294	314
5.8% 7/1/14	322	344
KeyCorp. 5.1% 3/24/21	192	194
Marshall & Ilsley Bank:
5% 1/17/17	231	242
5.25% 9/4/12	112	116
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Bank:
6.45% 6/26/37	$ 402	$ 330
7.5% 5/15/18	282	271
Regions Financial Corp.:
0.5281% 6/26/12 (k)	11	11
5.75% 6/15/15	73	70
7.75% 11/10/14	229	232
SunTrust Banks, Inc. 3.6% 4/15/16	327	328
UnionBanCal Corp. 5.25% 12/16/13	5	5
Wachovia Corp. 5.625% 10/15/16	27	29
Wells Fargo & Co.:
3.625% 4/15/15	218	228
3.676% 6/15/16	160	167
		6,012
Consumer Finance - 0.4%
Discover Financial Services:
6.45% 6/12/17	1,019	1,052
10.25% 7/15/19	19	22
General Electric Capital Corp.:
2.25% 11/9/15	633	627
2.95% 5/9/16	185	185
3.5% 6/29/15	192	198
6% 8/7/19	1,000	1,109
6.375% 11/15/67 (k)	500	482
		3,675
Diversified Financial Services - 0.6%
Bank of America Corp. 5.75% 12/1/17	1,060	966
BP Capital Markets PLC:
3.125% 10/1/15	370	382
3.625% 5/8/14	23	24
4.5% 10/1/20	21	23
4.742% 3/11/21	300	331
Capital One Capital V 10.25% 8/15/39	178	185
Citigroup, Inc.:
3.953% 6/15/16	397	389
4.75% 5/19/15	1,151	1,157
5.5% 4/11/13	120	123
6.125% 5/15/18	590	614
6.5% 8/19/13	164	171
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
3.15% 7/5/16	$ 430	$ 423
3.4% 6/24/15	21	21
4.35% 8/15/21	420	410
4.95% 3/25/20	661	680
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)	57	58
5.5% 1/15/14 (f)	6	6
5.7% 4/15/17 (f)	13	13
TECO Finance, Inc.:
4% 3/15/16	96	101
5.15% 3/15/20	141	155
		6,232
Insurance - 0.6%
Allstate Corp. 6.2% 5/16/14	264	295
American International Group, Inc. 4.875% 9/15/16	411	384
Aon Corp.:
3.125% 5/27/16	376	377
3.5% 9/30/15	151	154
5% 9/30/20	133	142
6.25% 9/30/40	110	130
Assurant, Inc. 5.625% 2/15/14	15	16
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)	12	12
Hartford Financial Services Group, Inc. 5.375% 3/15/17	6	6
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)	394	373
6.5% 3/15/35 (f)	327	313
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	233	246
MetLife, Inc.:
4.75% 2/8/21	137	143
5.875% 2/6/41	106	113
6.75% 6/1/16	290	329
Metropolitan Life Global Funding I 5.125% 6/10/14 (f)	255	274
Monumental Global Funding III 5.5% 4/22/13 (f)	18	19
New York Life Insurance Co. 6.75% 11/15/39 (f)	130	159
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	207	235
Pacific Life Global Funding 5.15% 4/15/13 (f)	28	29
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Pacific Life Insurance Co. 9.25% 6/15/39 (f)	$ 203	$ 265
Pacific LifeCorp 6% 2/10/20 (f)	230	242
Prudential Financial, Inc.:
3.625% 9/17/12	500	507
4.5% 11/16/21	250	243
4.75% 9/17/15	500	525
5.15% 1/15/13	26	27
5.8% 11/16/41	250	240
7.375% 6/15/19	120	138
QBE Insurance Group Ltd. 5.647% 7/1/23 (f)(k)	10	9
Symetra Financial Corp. 6.125% 4/1/16 (f)	38	38
The Chubb Corp. 5.75% 5/15/18	160	187
Unum Group:
5.625% 9/15/20	199	207
7.125% 9/30/16	19	22
		6,399
Real Estate Investment Trusts - 0.2%
AvalonBay Communities, Inc. 5.5% 1/15/12	10	10
BRE Properties, Inc. 5.5% 3/15/17	21	22
Developers Diversified Realty Corp.:
4.75% 4/15/18	294	275
5.375% 10/15/12	133	134
7.5% 4/1/17	203	220
Duke Realty LP 4.625% 5/15/13	5	5
Equity One, Inc.:
5.375% 10/15/15	47	48
6.25% 12/15/14	947	996
Federal Realty Investment Trust:
5.9% 4/1/20	95	101
6% 7/15/12	23	23
HRPT Properties Trust 5.75% 11/1/15	50	52
UDR, Inc. 5.5% 4/1/14	498	527
Washington (REIT) 5.25% 1/15/14	10	11
		2,424
Real Estate Management & Development - 0.6%
BioMed Realty LP:
3.85% 4/15/16	390	384
6.125% 4/15/20	126	129
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.7% 5/1/17	$ 1,000	$ 1,024
5.75% 4/1/12	39	39
Digital Realty Trust LP:
4.5% 7/15/15	172	175
5.25% 3/15/21	201	197
Duke Realty LP:
5.4% 8/15/14	221	230
5.95% 2/15/17	57	60
6.25% 5/15/13	285	298
6.5% 1/15/18	285	306
6.75% 3/15/20	12	13
8.25% 8/15/19	127	148
ERP Operating LP:
4.75% 7/15/20	265	267
5.375% 8/1/16	117	126
5.5% 10/1/12	139	143
5.75% 6/15/17	567	615
Liberty Property LP:
4.75% 10/1/20	394	395
5.125% 3/2/15	7	7
5.5% 12/15/16	12	13
6.625% 10/1/17	281	316
Mack-Cali Realty LP 7.75% 8/15/19	23	27
Simon Property Group LP:
2.8% 1/30/17	82	82
4.125% 12/1/21	229	228
4.2% 2/1/15	138	146
Tanger Properties LP:
6.125% 6/1/20	456	497
6.15% 11/15/15	33	36
		5,901
Thrifts & Mortgage Finance - 0.1%
Bank of America Corp.:
3.75% 7/12/16	190	165
5.65% 5/1/18	205	180
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Bank of America Corp.: - continued
6.5% 8/1/16	$ 300	$ 290
First Niagara Financial Group, Inc. 6.75% 3/19/20	293	320
		955
TOTAL FINANCIALS		37,070
HEALTH CARE - 0.2%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	350	337
Celgene Corp. 2.45% 10/15/15	20	20
		357
Health Care Providers & Services - 0.2%
Aristotle Holding, Inc. 4.75% 11/15/21 (f)	378	382
Express Scripts, Inc.:
3.125% 5/15/16	357	354
5.25% 6/15/12	267	273
6.25% 6/15/14	98	107
Medco Health Solutions, Inc.:
2.75% 9/15/15	38	38
4.125% 9/15/20	259	254
		1,408
Pharmaceuticals - 0.0%
Watson Pharmaceuticals, Inc. 5% 8/15/14	23	25
TOTAL HEALTH CARE		1,790
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)	18	19
6.375% 6/1/19 (f)	309	346
		365
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	21	21
6.9% 7/2/19	6	6
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	$ 12	$ 12
8.36% 1/20/19	9	9
		48
TOTAL INDUSTRIALS		413
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	28	30
6% 10/1/12	788	820
		850
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15	12	12
4.5% 5/15/21	128	127
5.5% 5/15/12	13	13
		152
TOTAL INFORMATION TECHNOLOGY		1,002
MATERIALS - 0.3%
Chemicals - 0.2%
Dow Chemical Co.:
4.125% 11/15/21	343	340
4.25% 11/15/20	186	187
4.85% 8/15/12	425	436
5.25% 11/15/41	171	167
7.6% 5/15/14	501	566
		1,696
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	15	16
Metals & Mining - 0.1%
Anglo American Capital PLC 9.375% 4/8/14 (f)	211	243
ArcelorMittal SA 3.75% 3/1/16	103	96
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (f)	360	360
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd. 3.75% 9/20/21	$ 246	$ 249
Vale Overseas Ltd. 6.25% 1/23/17	503	556
		1,504
TOTAL MATERIALS		3,216
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.5% 8/15/15	922	948
6.3% 1/15/38	398	463
CenturyLink, Inc.:
6.15% 9/15/19	164	158
6.45% 6/15/21	510	491
7.6% 9/15/39	47	44
Embarq Corp. 7.995% 6/1/36	175	176
Telefonica Emisiones SAU:
5.134% 4/27/20	380	335
5.462% 2/16/21	242	216
Verizon Communications, Inc.:
6.25% 4/1/37	187	220
6.9% 4/15/38	260	328
		3,379
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 2.375% 9/8/16	276	269
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	385	416
5.875% 10/1/19	440	485
6.35% 3/15/40	131	143
Sprint Nextel Corp. 6% 12/1/16	5	4
Vodafone Group PLC 5% 12/16/13	18	19
		1,336
TOTAL TELECOMMUNICATION SERVICES		4,715
UTILITIES - 0.9%
Electric Utilities - 0.5%
Alabama Power Co. 3.375% 10/1/20	202	211
Ameren Illinois Co. 6.125% 11/15/17	165	192
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
AmerenUE 6.4% 6/15/17	$ 24	$ 29
Cleveland Electric Illuminating Co. 5.65% 12/15/13	33	35
Commonwealth Edison Co. 1.625% 1/15/14	464	467
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	266	270
6.4% 9/15/20 (f)	569	597
Edison International 3.75% 9/15/17	226	231
EDP Finance BV:
4.9% 10/1/19 (f)	100	73
6% 2/2/18 (f)	247	202
FirstEnergy Corp. 7.375% 11/15/31	449	526
FirstEnergy Solutions Corp.:
4.8% 2/15/15	92	98
6.05% 8/15/21	343	375
LG&E and KU Energy LLC:
2.125% 11/15/15	255	250
3.75% 11/15/20	49	49
Nevada Power Co.:
6.5% 5/15/18	165	197
6.5% 8/1/18	12	14
Pacific Gas & Electric Co. 3.25% 9/15/21	59	59
Pepco Holdings, Inc. 2.7% 10/1/15	240	242
Progress Energy, Inc.:
4.4% 1/15/21	419	452
6% 12/1/39	260	315
Sierra Pacific Power Co. 5.45% 9/1/13	12	13
Wisconsin Electric Power Co. 2.95% 9/15/21	68	68
		4,965
Gas Utilities - 0.0%
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	122	122
Independent Power Producers & Energy Traders - 0.1%
Duke Capital LLC 5.668% 8/15/14	16	18
Exelon Generation Co. LLC 4% 10/1/20	628	641
PPL Energy Supply LLC 6.5% 5/1/18	310	353
PSEG Power LLC 2.75% 9/15/16	90	90
		1,102
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	$ 136	$ 166
Dominion Resources, Inc.:
2.6686% 9/30/66 (k)	256	216
7.5% 6/30/66 (k)	26	27
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12	19	20
6.5% 9/15/37	181	226
National Grid PLC 6.3% 8/1/16	183	210
NiSource Finance Corp.:
4.45% 12/1/21	155	156
5.4% 7/15/14	11	12
5.45% 9/15/20	148	161
5.8% 2/1/42	199	203
5.95% 6/15/41	396	402
6.25% 12/15/40	81	86
6.4% 3/15/18	11	13
6.8% 1/15/19	677	787
San Diego Gas & Electric Co. 3% 8/15/21	102	105
Wisconsin Energy Corp. 6.25% 5/15/67 (k)	21	21
		2,811
TOTAL UTILITIES		9,000
TOTAL NONCONVERTIBLE BONDS (Cost $77,445)		81,453
U.S. Government and Government Agency Obligations - 9.5%

U.S. Government Agency Obligations - 0.8%
Fannie Mae Guaranteed Mortgage pass-thru certificates:
0.5% 8/9/13	5,858	5,870
0.625% 10/30/14	411	410
0.75% 12/19/14	111	111
1.125% 6/27/14	78	79
Freddie Mac:
1% 7/30/14	751	756
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1% 8/27/14	$ 644	$ 650
Tennessee Valley Authority 5.375% 4/1/56	405	538
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,414
U.S. Treasury Inflation Protected Obligations - 1.2%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40	2,572	3,435
2.125% 2/15/41	456	613
2.5% 1/15/29	1,057	1,401
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21	3,661	4,062
1.375% 1/15/20	2,817	3,194
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		12,705
U.S. Treasury Obligations - 7.5%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 12/8/11 to 2/23/12 (h)	480	480
U.S. Treasury Bonds 4.375% 5/15/41	11,559	14,581
U.S. Treasury Notes:
0.25% 9/15/14	116	116
0.5% 8/15/14	1,320	1,325
0.625% 7/15/14	1,992	2,006
0.75% 6/15/14	162	164
0.875% 11/30/16	885	881
1% 9/30/16	934	938
1.375% 11/30/15	271	278
2% 11/15/21	5,270	5,232
2.125% 8/15/21	5,183	5,214
2.375% 8/31/14	20,000	21,086
2.375% 2/28/15	10,643	11,292
3.125% 5/15/21	11,888	13,037
TOTAL U.S. TREASURY OBLIGATIONS		76,630
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $90,095)		97,749
U.S. Government Agency - Mortgage Securities - 6.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates - 3.3%
2.303% 6/1/36 (k)	$ 10	$ 10
2.636% 7/1/37 (k)	32	34
3% 12/1/26 (p)	1,000	1,024
3.5% 10/1/40 to 12/1/40	367	375
4% 5/1/26 to 11/1/41	3,180	3,323
4% 12/1/41 (p)	1,000	1,042
4% 12/1/41 (p)	600	625
4% 12/1/41 (p)	400	417
4.5% 4/1/18 to 9/1/41	5,511	5,848
4.5% 12/1/26 (p)	1,000	1,063
4.5% 12/1/41 (p)	2,800	2,960
5% 8/1/34 to 8/1/38	1,930	2,073
5% 12/1/41 (p)	1,800	1,934
5.5% 11/1/33 to 9/1/38	3,699	4,022
5.5% 12/1/41 (p)	900	977
6% 11/1/35 to 11/1/39	4,706	5,182
6% 12/1/41 (p)	1,400	1,535
6% 12/1/41 (p)	1,000	1,096
6% 12/1/41 (p)	200	219
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		33,759
Freddie Mac - 1.2%
3.171% 10/1/35 (k)	26	28
4% 10/1/41	951	999
4% 12/1/41 (p)	1,000	1,040
4% 1/1/42 (p)	1,000	1,038
4.5% 5/1/39 to 10/1/41	4,573	4,851
4.5% 12/1/41 (p)	300	316
5% 7/1/40 to 11/1/40	2,251	2,408
5.5% 10/1/38	1,645	1,775
TOTAL FREDDIE MAC		12,455
Ginnie Mae - 1.5%
3.5% 12/1/41 (p)	600	622
3.5% 1/1/42 (p)	600	620
4% 10/15/39 to 11/15/41	3,693	3,947
4% 12/1/41 (p)	900	960
4% 12/1/41 (p)	700	746
4% 12/1/41 (p)	1,600	1,706
4% 12/1/41 (p)	1,400	1,493
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4% 12/1/41 (p)	$ 200	$ 213
4% 1/1/42 (p)	1,400	1,489
4.5% 7/15/39 to 3/20/41	1,875	2,038
5% 12/15/39 to 8/15/40	911	1,006
TOTAL GINNIE MAE		14,840
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $60,671)		61,054
Asset-Backed Securities - 0.8%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7272% 4/25/35 (k)	59	38
ACE Securities Corp. Home Equity Loan Trust:
Series 2005-HE2 Class M2, 0.7072% 4/25/35 (k)	6	5
Series 2006-OP1 Class M4, 0.6272% 4/25/36 (k)	4	0*
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (k)	23	0*
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (f)	85	86
Class A4, 3% 10/15/15 (f)	160	164
Series 2010-5 Class A4, 1.75% 3/15/16	140	142
Series 2011-1 Class A4, 2.23% 3/15/16	630	646
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (f)	320	326
Series 2011-1 Class A2, 2.15% 1/15/16	310	314
Series 2011-3 Class A2, 1.81% 5/15/16	280	282
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15	260	260
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class D, 5.62% 9/8/14	44	44
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9572% 12/25/33 (k)	4	3
Series 2004-R2 Class M3, 0.8072% 4/25/34 (k)	6	2
Series 2005-R2 Class M1, 0.7072% 4/25/35 (k)	93	82
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0247% 3/25/34 (k)	2	1
Series 2004-W11 Class M2, 0.9572% 11/25/34 (k)	25	21
Series 2004-W7 Class M1, 0.8072% 5/25/34 (k)	27	19
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Argent Securities, Inc. pass-thru certificates: - continued
Series 2006-W4 Class A2C, 0.4172% 5/25/36 (k)	$ 61	$ 16
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 Class M1, 1.0822% 4/25/34 (k)	117	80
Axon Financial Funding Ltd. 0.9743% 4/4/17 (d)(f)(k)	229	0
Bank of America Auto Trust Series 2009-1A Class A4, 3.52% 6/15/16 (f)	300	306
BMW Vehicle Lease Trust Series 2010-1 Class A3, 0.82% 4/15/13	490	490
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.3681% 12/25/24 (k)	63	56
Capital Trust Ltd. Series 2004-1:
Class A2, 0.7048% 7/20/39 (f)(k)	13	9
Class B, 1.0048% 7/20/39 (f)(k)	12	5
Class C, 1.3548% 7/20/39 (f)(k)	15	0*
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15	290	292
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.5572% 7/25/36 (k)	52	2
Series 2007-RFC1 Class A3, 0.3972% 12/25/36 (k)	82	25
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13	590	590
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14	1,000	1,017
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (f)	15	0
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.2272% 4/25/34 (k)	7	4
Series 2004-4 Class M2, 1.0522% 6/25/34 (k)	27	12
Series 2005-3 Class MV1, 0.6772% 8/25/35 (k)	19	18
Series 2005-AB1 Class A2, 0.4672% 8/25/35 (k)	1	1
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (f)	8	8
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.715% 5/28/35 (k)	2	1
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.4322% 8/25/34 (k)	13	8
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0822% 3/25/34 (k)	1	0*
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (f)	490	490
Ford Credit Auto Owner Trust:
Series 2009-D:
Class A3, 2.17% 10/15/13	83	83
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust: - continued
Series 2009-D: - continued
Class A4, 2.98% 8/15/14	$ 200	$ 205
Series 2010-B Class A3, 0.98% 10/15/14	330	331
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1, 1.5% 9/15/15	340	341
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.7472% 1/25/35 (k)	43	14
Class M4, 0.9372% 1/25/35 (k)	16	4
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.8861% 2/25/47 (f)(k)	106	53
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (f)	51	47
GE Business Loan Trust:
Series 2003-1 Class A, 0.679% 4/15/31 (f)(k)	10	10
Series 2006-2A:
Class A, 0.429% 11/15/34 (f)(k)	42	35
Class B, 0.529% 11/15/34 (f)(k)	15	10
Class C, 0.629% 11/15/34 (f)(k)	26	13
Class D, 0.999% 11/15/34 (f)(k)	10	2
GSAMP Trust:
Series 2004-AR1 Class M1, 0.9072% 6/25/34 (k)	99	61
Series 2007-HE1 Class M1, 0.5072% 3/25/47 (k)	41	2
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.6572% 9/25/46 (f)(k)	15	8
Class C, 0.8072% 9/25/46 (f)(k)	69	9
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.5472% 8/25/33 (k)	32	25
Series 2003-5 Class A2, 0.9572% 12/25/33 (k)	1	1
Series 2005-5 Class 2A2, 0.5072% 11/25/35 (k)	1	1
Series 2006-1 Class 2A3, 0.4822% 4/25/36 (k)	23	22
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.5448% 3/20/36 (k)	29	23
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4472% 1/25/37 (k)	56	19
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13	92	93
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 0.3872% 11/25/36 (k)	56	47
Class MV1, 0.4872% 11/25/36 (k)	46	22
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6902% 12/27/29 (k)	28	25
Series 2006-A Class 2C, 1.5102% 3/27/42 (k)	43	11
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.3372% 6/25/34 (k)	$ 4	$ 2
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (f)	1	1
Class C, 5.691% 10/20/28 (f)	0*	0*
Class D, 6.01% 10/20/28 (f)	4	4
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.5172% 10/25/36 (k)	20	1
Series 2007-HE1 Class M1, 0.5572% 5/25/37 (k)	36	1
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2322% 7/25/34 (k)	4	3
Series 2006-FM1 Class A2B, 0.3672% 4/25/37 (k)	66	47
Series 2006-OPT1 Class A1A, 0.5172% 6/25/35 (k)	67	48
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5972% 8/25/34 (k)	3	2
Series 2005-NC1 Class M1, 0.6972% 1/25/35 (k)	18	12
Series 2005-NC2 Class B1, 1.4272% 3/25/35 (k)	19	2
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (m)	94	8
Series 2006-4 Class D, 1.3572% 5/25/32 (k)	32	0*
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.7672% 9/25/35 (k)	65	30
Series 2005-D Class M2, 0.7272% 2/25/36 (k)	13	1
Nissan Auto Receivables Owner Trust Series 2010-A Class A4, 1.31% 9/15/16	200	202
Ocala Funding LLC:
Series 2005-1A Class A, 1.7548% 3/20/10 (d)(f)(k)	25	0
Series 2006-1A Class A, 1.6548% 3/20/11 (d)(f)(k)	53	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3472% 5/25/37 (k)	1	1
Series 2007-6 Class 2A1, 0.3172% 7/25/37 (k)	3	3
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.5072% 9/25/34 (k)	24	8
Class M4, 1.7072% 9/25/34 (k)	31	7
Series 2005-WCH1:
Class M2, 0.7772% 1/25/36 (k)	35	30
Class M3, 0.8172% 1/25/36 (k)	22	13
Class M4, 1.0872% 1/25/36 (k)	67	26
Series 2005-WHQ2 Class M7, 1.5072% 5/25/35 (k)	59	0*
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.4872% 12/25/36 (k)	22	1
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0572% 4/25/33 (k)	$ 0*	$ 0*
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.0522% 3/25/35 (k)	62	39
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3947% 3/20/19 (FGIC Insured) (f)(k)	22	21
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2971% 6/15/33 (k)	57	27
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9822% 9/25/34 (k)	3	1
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1172% 9/25/34 (k)	1	1
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.9409% 4/6/42 (f)(k)	59	2
Volkswagen Auto Lease Trust Series 2010-A Class A3, 0.99% 11/20/13	370	371
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (f)	40	0
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (f)	0*	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.2183% 10/25/44 (f)(k)	81	36
TOTAL ASSET-BACKED SECURITIES (Cost $8,121)		8,333
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.3%
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.8978% 1/25/34 (k)	21	18
Series 2004-1 Class 2A2, 2.7468% 10/25/34 (k)	34	29
Series 2004-A Class 2A2, 2.8465% 2/25/34 (k)	30	25
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (k)	3	2
Class 2A2, 2.8579% 3/25/34 (k)	12	11
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.8172% 1/25/35 (k)	90	63
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.7783% 2/25/37 (k)	53	48
Series 2007-A2 Class 2A1, 2.8024% 7/25/37 (k)	12	12
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.2676% 8/25/34 (k)	46	46
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)	$ 84	$ 18
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7502% 7/16/34 (f)(k)	1	1
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 2.7757% 11/25/34 (k)	61	53
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.631% 10/25/34 (k)	51	45
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 1.4548% 12/20/54 (f)(k)	271	129
Series 2006-2 Class C1, 1.1948% 12/20/54 (k)	242	115
Series 2006-3 Class C2, 0.7548% 12/20/54 (k)	50	24
Series 2006-4:
Class B1, 0.3448% 12/20/54 (k)	169	135
Class C1, 0.6348% 12/20/54 (k)	103	49
Class M1, 0.4248% 12/20/54 (k)	44	30
Series 2007-1:
Class 1C1, 0.8548% 12/20/54 (k)	84	40
Class 1M1, 0.5548% 12/20/54 (k)	54	37
Class 2C1, 1.2148% 12/20/54 (k)	38	18
Class 2M1, 0.7548% 12/20/54 (k)	70	48
Series 2007-2 Class 2C1, 0.6817% 12/17/54 (k)	97	46
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.8592% 1/20/44 (k)	19	12
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (k)	142	149
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8352% 8/25/36 (k)	84	62
Series 2004-A3 Class 4A1, 2.7488% 7/25/34 (k)	56	54
Series 2004-A5 Class 2A1, 2.3661% 12/25/34 (k)	62	55
Series 2006-A2 Class 5A1, 2.7145% 11/25/33 (k)	148	132
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39	34	37
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4672% 5/25/47 (k)	39	24
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4272% 2/25/37 (k)	58	38
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.419% 6/15/22 (f)(k)	9	9
Class C, 0.439% 6/15/22 (f)(k)	58	54
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class D, 0.449% 6/15/22 (f)(k)	$ 22	$ 21
Class E, 0.459% 6/15/22 (f)(k)	35	33
Class F, 0.489% 6/15/22 (f)(k)	64	58
Class G, 0.559% 6/15/22 (f)(k)	13	12
Class H, 0.579% 6/15/22 (f)(k)	27	24
Class J, 0.619% 6/15/22 (f)(k)	31	27
Merrill Lynch Mortgage Investors Trust:
Series 2004-A4 Class A1, 2.6121% 8/25/34 (k)	77	69
Series 2005-A2 Class A7, 2.6206% 2/25/35 (k)	40	37
Series 2006-A6 Class A4, 2.7758% 10/25/33 (k)	47	42
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5472% 7/25/35 (k)	93	70
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.5572% 3/25/37 (k)	111	4
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.6593% 10/25/35 (k)	164	123
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5978% 7/10/35 (f)(k)	31	22
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	6	7
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.7072% 6/25/33 (f)(k)	8	8
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.275% 7/20/34 (k)	2	1
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3214% 4/25/33 (k)	19	17
Series 2003-20 Class 1A1, 5.5% 7/25/33	16	16
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4184% 9/25/36 (k)	148	107
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.476% 8/25/33 (k)	37	35
Series 2005-AR3 Class A2, 2.5815% 3/25/35 (k)	104	85
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 2.7143% 12/25/34 (k)	31	30
Series 2004-H Class A1, 2.7287% 6/25/34 (k)	55	51
Series 2004-W Class A9, 2.6198% 11/25/34 (k)	107	95
Series 2005-AR10 Class 2A2, 2.7102% 6/25/35 (k)	78	69
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12 Class 2A6, 2.7172% 7/25/35 (k)	$ 119	$ 103
Series 2005-AR3 Class 2A1, 2.7113% 3/25/35 (k)	68	58
TOTAL PRIVATE SPONSOR		2,892
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17	19	21
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,079)		2,913
Commercial Mortgage Securities - 2.4%

Asset Securitization Corp. Series 1997-D5:
Class A2, 6.8296% 2/14/43 (k)	55	56
Class A3, 6.8796% 2/14/43 (k)	60	62
Class A6, 7.45% 2/14/43 (k)	88	90
Class PS1, 1.3848% 2/14/43 (k)(m)	206	3
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7126% 5/10/45 (k)	79	84
Series 2006-5:
Class A2, 5.317% 9/10/47	246	248
Class A3, 5.39% 9/10/47	105	108
Series 2006-6 Class A3, 5.369% 10/10/45	150	158
Series 2007-4 Class A3, 5.7926% 2/10/51 (k)	75	79
Series 2006-6 Class E, 5.619% 10/10/45 (f)	43	8
Series 2007-2:
Class B, 5.8173% 4/10/49 (k)	4	1
Class C, 5.655% 4/10/49 (k)	11	3
Class D, 5.655% 4/10/49 (k)	6	1
Series 2007-3:
Class A3, 5.6235% 6/10/49 (k)	125	130
Class A4, 5.6235% 6/10/49 (k)	156	165
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49	164	175
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer: - continued
Series 2004-2:
Class A3, 4.05% 11/10/38	$ 11	$ 11
Class A4, 4.153% 11/10/38	95	99
Series 2005-1 Class A3, 4.877% 11/10/42	58	58
Series 2007-1 Class A2, 5.381% 1/15/49	88	88
Series 2001-3 Class H, 6.562% 4/11/37 (f)	42	42
Series 2001-PB1:
Class J, 7.166% 5/11/35 (f)	19	19
Class K, 6.15% 5/11/35 (f)	35	35
Series 2005-3 Series A3B, 5.09% 7/10/43 (k)	233	243
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.559% 3/15/22 (f)(k)	32	31
Class D, 0.609% 3/15/22 (f)(k)	33	32
Class E, 0.649% 3/15/22 (f)(k)	27	26
Class F, 0.719% 3/15/22 (f)(k)	28	26
Class G, 0.779% 3/15/22 (f)(k)	18	17
Series 2006-BIX1:
Class D, 0.459% 10/15/19 (f)(k)	55	53
Class E, 0.489% 10/15/19 (f)(k)	55	52
Class F, 0.559% 10/15/19 (f)(k)	128	119
Class G, 0.579% 10/15/19 (f)(k)	49	43
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.1072% 12/25/33 (f)(k)	3	2
Series 2004-1:
Class A, 0.6172% 4/25/34 (f)(k)	41	34
Class B, 2.1572% 4/25/34 (f)(k)	5	3
Class M1, 0.8172% 4/25/34 (f)(k)	4	3
Class M2, 1.4572% 4/25/34 (f)(k)	3	2
Series 2004-2:
Class A, 0.6872% 8/25/34 (f)(k)	31	26
Class M1, 0.8372% 8/25/34 (f)(k)	7	5
Series 2004-3:
Class A1, 0.6272% 1/25/35 (f)(k)	70	52
Class A2, 0.6772% 1/25/35 (f)(k)	10	7
Class M1, 0.7572% 1/25/35 (f)(k)	12	7
Class M2, 1.2572% 1/25/35 (f)(k)	8	4
Series 2005-2A:
Class A1, 0.5672% 8/25/35 (f)(k)	63	48
Class M1, 0.6872% 8/25/35 (f)(k)	4	2
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2005-2A: - continued
Class M2, 0.7372% 8/25/35 (f)(k)	$ 6	$ 3
Class M3, 0.7572% 8/25/35 (f)(k)	3	2
Class M4, 0.8672% 8/25/35 (f)(k)	3	2
Series 2005-3A:
Class A1, 0.5772% 11/25/35 (f)(k)	28	21
Class A2, 0.6572% 11/25/35 (f)(k)	23	17
Class M1, 0.6972% 11/25/35 (f)(k)	3	2
Class M2, 0.7472% 11/25/35 (f)(k)	4	2
Class M3, 0.7672% 11/25/35 (f)(k)	4	2
Class M4, 0.8572% 11/25/35 (f)(k)	5	2
Series 2005-4A:
Class A2, 0.6472% 1/25/36 (f)(k)	63	45
Class B1, 1.6572% 1/25/36 (f)(k)	5	1
Class M1, 0.7072% 1/25/36 (f)(k)	20	11
Class M2, 0.7272% 1/25/36 (f)(k)	6	3
Class M3, 0.7572% 1/25/36 (f)(k)	9	4
Class M4, 0.8672% 1/25/36 (f)(k)	5	2
Class M5, 0.9072% 1/25/36 (f)(k)	5	2
Class M6, 0.9572% 1/25/36 (f)(k)	5	1
Series 2006-1:
Class A2, 0.6172% 4/25/36 (f)(k)	10	7
Class M1, 0.6372% 4/25/36 (f)(k)	3	2
Class M2, 0.6572% 4/25/36 (f)(k)	4	2
Class M3, 0.6772% 4/25/36 (f)(k)	3	2
Class M4, 0.7772% 4/25/36 (f)(k)	2	1
Class M5, 0.8172% 4/25/36 (f)(k)	2	1
Class M6, 0.8972% 4/25/36 (f)(k)	3	1
Series 2006-2A:
Class A1, 0.4872% 7/25/36 (f)(k)	162	120
Class A2, 0.5372% 7/25/36 (f)(k)	9	6
Class B1, 1.1272% 7/25/36 (f)(k)	3	1
Class B3, 2.9572% 7/25/36 (f)(k)	5	1
Class M1, 0.5672% 7/25/36 (f)(k)	9	5
Class M2, 0.5872% 7/25/36 (f)(k)	6	3
Class M3, 0.6072% 7/25/36 (f)(k)	5	3
Class M4, 0.6772% 7/25/36 (f)(k)	4	2
Class M5, 0.7272% 7/25/36 (f)(k)	4	2
Class M6, 0.7972% 7/25/36 (f)(k)	6	2
Series 2006-3A:
Class B1, 1.0572% 10/25/36 (f)(k)	6	0*
Class B2, 1.6072% 10/25/36 (f)(k)	4	0*
Class M4, 0.6872% 10/25/36 (f)(k)	7	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2006-3A: - continued
Class M5, 0.7372% 10/25/36 (f)(k)	$ 8	$ 1
Class M6, 0.8172% 10/25/36 (f)(k)	16	1
Series 2006-4A:
Class A1, 0.4872% 12/25/36 (f)(k)	29	19
Class A2, 0.5272% 12/25/36 (f)(k)	149	89
Class B1, 0.9572% 12/25/36 (f)(k)	5	1
Class B2, 1.5072% 12/25/36 (f)(k)	5	0*
Class B3, 2.7072% 12/25/36 (f)(k)	8	0*
Class M1, 0.5472% 12/25/36 (f)(k)	10	4
Class M2, 0.5672% 12/25/36 (f)(k)	6	2
Class M3, 0.5972% 12/25/36 (f)(k)	6	2
Class M4, 0.6572% 12/25/36 (f)(k)	8	2
Class M5, 0.6972% 12/25/36 (f)(k)	7	1
Class M6, 0.7772% 12/25/36 (f)(k)	6	1
Series 2007-1:
Class A2, 0.5272% 3/25/37 (f)(k)	33	18
Class B1, 0.9272% 3/25/37 (f)(k)	10	1
Class B2, 1.4072% 3/25/37 (f)(k)	7	0*
Class B3, 3.6072% 3/25/37 (f)(k)	6	0*
Class M1, 0.5272% 3/25/37 (f)(k)	9	3
Class M2, 0.5472% 3/25/37 (f)(k)	7	2
Class M3, 0.5772% 3/25/37 (f)(k)	6	1
Class M4, 0.6272% 3/25/37 (f)(k)	5	1
Class M5, 0.6772% 3/25/37 (f)(k)	8	1
Class M6, 0.7572% 3/25/37 (f)(k)	11	1
Series 2007-2A:
Class A1, 0.5272% 7/25/37 (f)(k)	31	16
Class A2, 0.5772% 7/25/37 (f)(k)	28	10
Class B1, 1.8572% 7/25/37 (f)(k)	9	0*
Class B2, 2.5072% 7/25/37 (f)(k)	6	0*
Class M1, 0.6272% 7/25/37 (f)(k)	10	2
Class M2, 0.6672% 7/25/37 (f)(k)	5	1
Class M3, 0.7472% 7/25/37 (f)(k)	5	1
Class M4, 0.9072% 7/25/37 (f)(k)	11	1
Class M5, 1.0072% 7/25/37 (f)(k)	10	1
Class M6, 1.2572% 7/25/37 (f)(k)	12	1
Series 2007-3:
Class A2, 0.5472% 7/25/37 (f)(k)	37	21
Class B1, 1.2072% 7/25/37 (f)(k)	7	1
Class B2, 1.8572% 7/25/37 (f)(k)	18	1
Class B3, 4.2572% 7/25/37 (f)(k)	5	0*
Class M1, 0.5672% 7/25/37 (f)(k)	7	1
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-3: - continued
Class M2, 0.5972% 7/25/37 (f)(k)	$ 7	$ 1
Class M3, 0.6272% 7/25/37 (f)(k)	11	2
Class M4, 0.7572% 7/25/37 (f)(k)	17	3
Class M5, 0.8572% 7/25/37 (f)(k)	9	1
Class M6, 1.0572% 7/25/37 (f)(k)	7	1
Series 2007-4A:
Class B1, 2.8072% 9/25/37 (f)(k)	12	0*
Class B2, 3.7072% 9/25/37 (f)(k)	7	0*
Class M1, 1.2072% 9/25/37 (f)(k)	11	1
Class M2, 1.3072% 9/25/37 (f)(k)	11	1
Class M4, 1.8572% 9/25/37 (f)(k)	28	1
Class M5, 2.0072% 9/25/37 (f)(k)	28	1
Class M6, 2.2072% 9/25/37 (f)(k)	29	1
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(m)	146	5
Series 2007-5A, Class IO, 4.1484% 10/25/37 (f)(k)(m)	357	34
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class H, 0.899% 3/15/19 (f)(k)	19	18
Class J, 1.099% 3/15/19 (f)(k)	18	16
Series 2007-BBA8:
Class D, 0.499% 3/15/22 (f)(k)	25	23
Class E, 0.549% 3/15/22 (f)(k)	128	116
Class F, 0.599% 3/15/22 (f)(k)	78	70
Class G, 0.649% 3/15/22 (f)(k)	20	18
Class H, 0.799% 3/15/22 (f)(k)	25	21
Class J, 0.949% 3/15/22 (f)(k)	25	20
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	7	7
Series 2004-PWR3 Class A3, 4.487% 2/11/41	24	25
Series 2007-PW16 Class A4, 5.7153% 6/11/40 (k)	44	47
Series 2006-PW13 Class A3, 5.518% 9/11/41	265	278
Series 2006-PW14 Class X2, 0.6503% 12/11/38 (f)(k)(m)	855	12
Series 2006-T22 Class A4, 5.5329% 4/12/38 (k)	9	10
Series 2007-PW16:
Class B, 5.7153% 6/11/40 (f)(k)	12	5
Class C, 5.7153% 6/11/40 (f)(k)	10	3
Class D, 5.7153% 6/11/40 (f)(k)	10	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-PW18 Class X2, 0.315% 6/11/50 (f)(k)(m)	$ 6,540	$ 63
Series 2007-T28:
Class A1, 5.422% 9/11/42	0*	0*
Class X2, 0.1653% 9/11/42 (f)(k)(m)	2,840	20
C-BASS Trust floater Series 2006-SC1 Class A, 0.5272% 5/25/36 (f)(k)	35	25
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (f)	88	91
Class XCL, 2.2133% 5/15/35 (f)(k)(m)	310	8
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5578% 8/15/21 (f)(k)	12	12
Class G, 0.5778% 8/15/21 (f)(k)	20	19
Class H, 0.6178% 8/15/21 (f)(k)	16	15
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	430	467
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (f)	112	105
Series 2007-C6:
Class A1, 5.622% 12/10/49 (k)	414	414
Class A4, 5.6972% 12/10/49 (k)	249	270
Series 2008-C7 Class A2B, 6.072% 12/10/49 (k)	75	77
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	430	445
Series 2007-CD4:
Class A3, 5.293% 12/11/49	73	77
Class C, 5.476% 12/11/49	141	19
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 5.8157% 5/15/46 (k)	75	78
Series 2006-C1 Class B, 5.359% 8/15/48	225	18
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.799% 4/15/17 (f)(k)	4	3
Class H, 0.869% 4/15/17 (f)(k)	8	6
Class J, 1.099% 4/15/17 (f)(k)	6	4
Series 2005-FL11:
Class C, 0.549% 11/15/17 (f)(k)	57	52
Class D, 0.589% 11/15/17 (f)(k)	3	3
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM pass-thru certificates: - continued
floater: - continued
Series 2005-FL11: - continued
Class E, 0.639% 11/15/17 (f)(k)	$ 11	$ 9
Class F, 0.699% 11/15/17 (f)(k)	8	7
Class G, 0.749% 11/15/17 (f)(k)	6	5
Series 2006-FL12 Class AJ, 0.379% 12/15/20 (f)(k)	107	97
sequential payer:
Series 2005-C6 Class A2, 4.999% 6/10/44 (k)	1	1
Series 2006-C8 Class A3, 5.31% 12/10/46	214	221
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (f)	127	123
Class AJFX, 5.478% 2/5/19 (f)	200	199
Series 2007-C9 Class A4, 5.8137% 12/10/49 (k)	166	182
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2:
Class A2, 5.448% 1/15/49 (k)	425	425
Class A3, 5.542% 1/15/49 (k)	150	153
Series 2007-C3 Class A4, 5.7135% 6/15/39 (k)	425	439
Series 2006-C4 Class AAB, 5.439% 9/15/39	276	282
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)	68	70
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.599% 4/15/22 (f)(k)	268	193
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1:
Class A3, 4.321% 1/15/37	5	5
Class A4, 4.75% 1/15/37	35	37
Series 2001-CK6 Class AX, 0.7797% 8/15/36 (k)(m)	45	0*
Series 2001-CKN5 Class AX, 1.7172% 9/15/34 (f)(k)(m)	127	0*
Series 2006-C1 Class A3, 5.4197% 2/15/39 (k)	278	293
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.399% 2/15/22 (f)(k)	28	24
Class C:
0.419% 2/15/22 (f)(k)	84	68
0.519% 2/15/22 (f)(k)	30	23
Class F, 0.569% 2/15/22 (f)(k)	60	44
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40	810	809
Series 2007-C1:
Class ASP, 0.3867% 2/15/40 (k)(m)	1,172	10
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1: - continued
Class B, 5.487% 2/15/40 (f)(k)	$ 115	$ 17
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (f)	49	49
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	443	456
Series 2001-1 Class X1, 1.2539% 5/15/33 (f)(k)(m)	93	1
Series 2007-C1 Class XP, 0.192% 12/10/49 (k)(m)	585	3
GMAC Commercial Mortgage Securities, Inc. Series 2005-C1 Class X2, 0.5531% 5/10/43 (k)(m)	274	1
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4375% 11/5/21 (f)(k)	28	27
sequential payer:
Series 2007-GG11 Class A2, 5.597% 12/10/49	150	154
Series 2007-GG9 Class A4, 5.444% 3/10/39	218	230
Series 2005-GG3 Class XP, 0.6577% 8/10/42 (f)(k)(m)	957	1
Series 2006-GG7:
Class A3, 5.8769% 7/10/38 (k)	198	198
Class A4, 5.8769% 7/10/38 (k)	350	384
Series 2007-GG11 Class A1, 0.2869% 12/10/49 (f)(k)(m)	1,591	11
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6175% 6/6/20 (f)(k)	17	16
Class F, 0.6875% 6/6/20 (f)(k)	38	35
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (f)(k)	44	42
Class D, 2.3636% 3/6/20 (f)(k)	117	112
Class F, 2.8433% 3/6/20 (f)(k)	4	4
Class G, 3.0177% 3/6/20 (f)(k)	2	2
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	20	20
Series 2005-GG4 Class XP, 0.7107% 7/10/39 (f)(k)(m)	1,237	5
Series 2006-GG6 Class A2, 5.506% 4/10/38	240	242
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	37	37
Series 2007-GG10 Class A2, 5.778% 8/10/45	34	35
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.419% 11/15/18 (f)(k)	$ 43	$ 39
Class C, 0.459% 11/15/18 (f)(k)	30	27
Class D, 0.479% 11/15/18 (f)(k)	9	8
Class E, 0.529% 11/15/18 (f)(k)	13	11
Class F, 0.579% 11/15/18 (f)(k)	19	16
Class G, 0.609% 11/15/18 (f)(k)	17	13
Class H, 0.749% 11/15/18 (f)(k)	13	10
sequential payer:
Series 2006-CB14 Class A3B, 5.4927% 12/12/44 (k)	184	191
Series 2006-LDP8 Class A4, 5.399% 5/15/45	48	53
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (k)	30	31
Class A3, 5.336% 5/15/47	31	32
Series 2007-CB19 Class A4, 5.7385% 2/12/49 (k)	263	280
Series 2007-LD11 Class A2, 5.8017% 6/15/49 (k)	210	213
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49	174	175
Class A3, 5.42% 1/15/49	414	437
Series 2005-CB13 Class E, 5.3476% 1/12/43 (f)(k)	38	1
Series 2005-LDP3 Class A3, 4.959% 8/15/42	447	458
Series 2006-CB17 Class A3, 5.45% 12/12/43	21	21
Series 2007-CB18 Class A1, 5.32% 6/12/47 (k)	0*	0*
Series 2007-CB19:
Class B, 5.7385% 2/12/49 (k)	6	2
Class C, 5.7385% 2/12/49 (k)	17	5
Class D, 5.7385% 2/12/49 (k)	18	4
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (k)	14	2
Class CS, 5.466% 1/15/49 (k)	6	1
Class ES, 5.5379% 1/15/49 (f)(k)	39	2
JPMorgan Commercial Mortgage Finance Corp. Series 2000-C9 Class G, 6.25% 10/15/32 (f)	3	3
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.942% 7/15/44 (k)	58	63
Series 1998-C1 Class D, 6.98% 2/18/30	14	14
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	10	10
Series 2006-C6 Class A2, 5.262% 9/15/39 (k)	9	9
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2006-C7:
Class A2, 5.3% 11/15/38	$ 53	$ 53
Class A3, 5.347% 11/15/38	56	60
Series 2007-C1 Class A4, 5.424% 2/15/40	210	226
Series 2007-C2 Class A3, 5.43% 2/15/40	146	153
Series 2001-C3 Class B, 6.512% 6/15/36	21	21
Series 2005-C3 Class XCP, 0.7121% 7/15/40 (k)(m)	171	1
Series 2006-C6 Class XCP, 0.6749% 9/15/39 (k)(m)	320	4
Series 2007-C1 Class XCP, 0.4209% 2/15/40 (k)(m)	129	1
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)	94	101
Series 2007-C7:
Class A3, 5.866% 9/15/45	75	80
Class XCP, 0.2822% 9/15/45 (k)(m)	5,482	44
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.479% 9/15/21 (f)(k)	24	21
Class E, 0.539% 9/15/21 (f)(k)	86	75
Class F, 0.589% 9/15/21 (f)(k)	52	44
Class G, 0.609% 9/15/21 (f)(k)	102	81
Class H, 0.649% 9/15/21 (f)(k)	26	20
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	133	133
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A3, 5.2202% 11/12/37 (k)	51	51
Series 2005-LC1 Class F, 5.3796% 1/12/44 (f)(k)	65	33
Series 2006-C1 Class A2, 5.6206% 5/12/39 (k)	73	75
Series 2007-C1 Class A4, 5.8279% 6/12/50 (k)	284	307
Series 2008-C1 Class A4, 5.69% 2/12/51	160	172
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.363% 12/12/49 (k)	15	15
sequential payer:
Series 2006-1 CLass A3, 5.4769% 2/12/39 (k)	80	81
Series 2006-4 Class ASB, 5.133% 12/12/49 (k)	64	68
Series 2007-5:
Class A3, 5.364% 8/12/48	499	516
Class A4, 5.378% 8/12/48	3	3
Class B, 5.479% 8/12/48	225	80
Series 2007-6:
Class A1, 5.175% 3/12/51	0*	0*
Class A4, 5.485% 3/12/51 (k)	550	565
Series 2007-7 Class A4, 5.7419% 6/12/50 (k)	263	274
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2006-3 Class ASB, 5.382% 7/12/46 (k)	$ 311	$ 326
Series 2006-4 Class XP, 0.6162% 12/12/49 (k)(m)	925	16
Series 2007-6 Class B, 5.635% 3/12/51 (k)	75	23
Series 2007-7 Class B, 5.7419% 6/12/50 (k)	7	1
Series 2007-8 Class A3, 5.966% 8/12/49 (k)	65	70
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.449% 7/15/19 (f)(k)	16	10
Series 2007-XCLA Class A1, 0.449% 7/17/17 (f)(k)	13	12
Series 2007-XLFA:
Class C, 0.409% 10/15/20 (f)(k)	43	40
Class D, 0.439% 10/15/20 (f)(k)	30	27
Class E, 0.499% 10/15/20 (f)(k)	38	34
Class F, 0.549% 10/15/20 (f)(k)	23	19
Class G, 0.589% 10/15/20 (f)(k)	28	24
Class H, 0.679% 10/15/20 (f)(k)	18	13
Class J, 0.829% 10/15/20 (f)(k)	10	6
Class MHRO, 0.939% 10/15/20 (f)(k)	18	15
Class NHRO, 1.139% 10/15/20 (f)(k)	27	21
sequential payer:
Series 2005-IQ9 Class A3, 4.54% 7/15/56	80	81
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)	38	40
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1	1
Series 2003-IQ6 Class X2, 0.5872% 12/15/41 (f)(k)(m)	444	0
Series 2005-IQ9 Class X2, 1.0813% 7/15/56 (f)(k)(m)	668	1
Series 2006-HQ8 Class A3, 5.4703% 3/12/44 (k)	35	35
Series 2006-IQ11:
Class A3, 5.6935% 10/15/42 (k)	80	82
Class A4, 5.7295% 10/15/42 (k)	23	26
Series 2006-T23 Class A3, 5.8123% 8/12/41 (k)	38	39
Series 2007-HQ12 Class A2, 5.5905% 4/12/49 (k)	484	492
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)	113	118
Class B, 5.7222% 4/15/49 (k)	18	4
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)	532	545
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	$ 4	$ 4
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5233% 9/15/21 (f)(k)	78	59
Class F, 0.5833% 9/15/21 (f)(k)	85	60
Class G, 0.6033% 9/15/21 (f)(k)	80	55
Class J, 0.8433% 9/15/21 (f)(k)	18	11
Series 2007-WHL8:
Class AP1, 0.949% 6/15/20 (f)(k)	5	5
Class AP2, 1.049% 6/15/20 (f)(k)	9	8
Class F, 0.729% 6/15/20 (f)(k)	168	109
Class LXR1, 0.949% 6/15/20 (f)(k)	9	7
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (f)	77	78
Series 2003-C8 Class A3, 4.445% 11/15/35	276	277
Series 2006-C29 Class A3, 5.313% 11/15/48	199	205
Series 2007-C30:
Class A3, 5.246% 12/15/43	64	65
Class A4, 5.305% 12/15/43	377	389
Class A5, 5.342% 12/15/43	80	82
Series 2007-C31 Class A4, 5.509% 4/15/47	432	448
Series 2007-C32:
Class A2, 5.7374% 6/15/49 (k)	203	207
Class A3, 5.7424% 6/15/49 (k)	127	132
Series 2003-C6 Class G, 5.125% 8/15/35 (f)(k)	36	35
Series 2005-C19 Class B, 4.892% 5/15/44	75	69
Series 2005-C22:
Class B, 5.3591% 12/15/44 (k)	166	120
Class F, 5.3591% 12/15/44 (f)(k)	125	48
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)	350	384
Series 2007-C30:
Class C, 5.483% 12/15/43 (k)	225	97
Class D, 5.513% 12/15/43 (k)	120	37
Class XP, 0.437% 12/15/43 (f)(k)(m)	671	7
Series 2007-C31 Class C, 5.6857% 4/15/47 (k)	21	4
Series 2007-C31A Class A2, 5.421% 4/15/47	1,577	1,613
Series 2007-C32:
Class D, 5.7424% 6/15/49 (k)	56	18
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C32: - continued
Class E, 5.7424% 6/15/49 (k)	$ 89	$ 22
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 5.899% 2/15/51 (k)	50	52
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,954)		24,205
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)	100	102
California Gen. Oblig. 7.5% 4/1/34	210	246
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	260	269
Series 2011:
5.665% 3/1/18	190	201
5.877% 3/1/19	225	239
TOTAL MUNICIPAL SECURITIES (Cost $983)		1,057
Foreign Government and Government Agency Obligations - 0.1%

Brazilian Federative Republic 5.625% 1/7/41	185	210
Chilean Republic 3.25% 9/14/21	405	406
United Mexican States 6.05% 1/11/40	274	324
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $891)		940
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (g)(k)(Cost $7)	8	6
Fixed-Income Funds - 11.6%
	Shares	Value (000s)
Fidelity High Income Central Fund 2 (l)	246,732	$ 25,776
Fidelity Mortgage Backed Securities Central Fund (l)	860,336	92,684
TOTAL FIXED-INCOME FUNDS (Cost $113,101)		118,460
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.11% (b)	35,656,098	35,656
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	1,422,832	1,423
TOTAL MONEY MARKET FUNDS (Cost $37,079)		37,079
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $996,298)		1,052,712
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(30,604)
NET ASSETS - 100%		$ 1,022,108
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae Guaranteed Mortgage pass-thru certificates
4% 12/1/41	$ (1,000)	(1,042)
4.5% 12/1/41	(200)	(211)
4.5% 12/1/41	(100)	(106)
6% 12/1/41	(1,000)	(1,096)
6% 12/1/41	(1,000)	(1,096)
6% 12/1/41	(200)	(219)
6% 12/1/41	(200)	(219)
6% 12/1/41	(200)	(219)
TOTAL FANNIE MAE GUARANTEED MORTGAGE PASS-THRU CERTIFICATES		(4,208)
Freddie Mac
4% 12/1/41	(1,000)	(1,040)
4.5% 12/1/41	(100)	(105)
5.5% 12/1/41	(1,000)	(1,080)
TOTAL FREDDIE MAC		(2,225)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 12/1/41	$ (600)	$ (622)
4% 12/1/41	(1,600)	(1,706)
4% 12/1/41	(200)	(213)
4% 12/1/41	(1,400)	(1,493)
4% 12/1/41	(100)	(107)
4% 12/1/41	(1,400)	(1,493)
4% 12/1/41	(200)	(213)
TOTAL GINNIE MAE		(5,847)
TOTAL TBA SALE COMMITMENTS (Proceeds $12,259)		$ (12,280)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
86 CME E-mini S&P 500 Index Contracts	Dec. 2011	$ 5,358	$ 350
The face value of futures purchased as a percentage of net assets is 0.5%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $69,000)(j)

	Sept. 2037	$ 175	$ (165)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $47,000)(j)	Sept. 2037	117	(110)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C)(i)

	Feb. 2034	$ 1	$ (1)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34 (Rating-C)(i)	Dec. 2034	79	(77)
TOTAL CREDIT DEFAULT SWAPS		$ 372	$ (353)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	7,613	70
		$ 7,985	$ (283)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,748,000 or 1.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $480,000.

(i) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(j) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(o) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $319,000 or 0.0% of net assets.

Security	Acquisition Date	Acquisition Cost (000s)
Legend Pictures LLC	9/23/10	$ 311
Washington Mutual, Inc.	10/6/08	$ 17
(p) Security or a portion of the security purchased on delayed delivery or when issue basis.
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity High Income Central Fund 2	464
Fidelity Mortgage Backed Securities Central Fund	744
Fidelity Securities Lending Cash Central Fund	5
Total	$ 1,224
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 25,696	$ 464	$ -	$ 25,776	4.0%
Fidelity Mortgage Backed Securities Central Fund	96,249	744	3,986	92,684	0.7%
Total	$ 121,945	$ 1,208	$ 3,986	$ 118,460
Other Information

The following is a summary of the inputs used, as of November 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 64,300	$ 63,989	$ -	$ 311
Consumer Staples	70,312	67,422	2,890	-
Energy	75,764	75,652	78	34
Financials	85,807	84,144	1,207	456
Health Care	71,617	71,617	-	-
Industrials	67,825	66,823	1,002	-
Information Technology	121,639	120,376	1,263	-
Materials	20,739	20,739	-	-
Telecommunication Services	18,110	18,110	-	-
Utilities	23,350	23,350	-	-
Corporate Bonds	81,453	-	81,453	-
U.S. Government and Government Agency Obligations	97,749	-	97,749	-
U.S. Government Agency - Mortgage Securities	61,054	-	61,054	-
Asset-Backed Securities	8,333	-	7,811	522
Collateralized Mortgage Obligations	2,913	-	2,891	22
Commercial Mortgage Securities	24,205	-	22,384	1,821
Municipal Securities	1,057	-	1,057	-
Foreign Government and Government Agency Obligations	940	-	940	-
Preferred Securities	6	-	6	-
Fixed-Income Funds	118,460	118,460	-	-
Money Market Funds	37,079	37,079	-	-
Total Investments in Securities:	$ 1,052,712	$ 767,761	$ 281,785	$ 3,166
Derivative Instruments:
Assets
Futures Contracts	$ 350	$ 350	$ -	$ -
Swap Agreements	70	-	70	-
Total Assets	$ 420	$ 350	$ 70	$ -
Liabilities
Swap Agreements	$ (353)	$ -	$ (275)	$ (78)
Total Derivative Instruments:	$ 67	$ 350	$ (205)	$ (78)
Other Financial Instruments:
TBA Sale Commitments	$ (12,280)	$ -	$ (12,280)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,734
Total Realized Gain (Loss)	30
Total Unrealized Gain (Loss)	(264)
Cost of Purchases	211
Proceeds of Sales	(368)
Amortization/Accretion	4
Transfers in to Level 3	961
Transfers out of Level 3	(142)
Ending Balance	$ 3,166
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2011	$ (266)
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (78)
Total Unrealized Gain (Loss)	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (78)
Realized gain (loss) on Swap Agreements for the period	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at November 30, 2011	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2011, the cost of investment securities for income tax purposes was $1,002,651,000. Net unrealized appreciation aggregated $50,061,000, of which $83,787,000 related to appreciated investment securities and $33,726,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund receives collateral, in the form of cash or securities, if required, which is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties in an amount equal to the counterparties unrealized appreciation on outstanding swaps contracts, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $372,000 representing .04% of net assets.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012